Current and deferred income tax and social contribution - Reconciliation of effective tax rate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current and deferred income tax and social contribution
Profit before tax	R$ (178,573)	R$ (231,062)	R$ (7,023)
Tax average	R$ 80,358	R$ 103,977	R$ 3,160
Tax rate	45.00%	45.00%	45.00%
Interest on capital distribution	R$ 17,126	R$ 18,671	R$ 17,978
Non-taxable income (non-deductible expenses) net	(8,016)	(27,744)	34,502
Tax incentives		188
Subsidiaries not subject to Real Profit taxation	65,110	81,957	(17,129)
Others	9,916	(1,056)	(802)
Income tax benefit	R$ 164,494	R$ 175,993	R$ 37,709
Effective tax rate	92.00%	76.00%	537.00%
Total deferred income tax and social contribution	R$ 271,119	R$ 228,434	R$ 50,875
Total income tax and social contribution expenses	R$ (106,625)	R$ (52,441)	R$ (13,166)